STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Jan. 31, 2014	33,570,000
Beginning Balance, Amount at Jan. 31, 2014	$ 336	$ 1,925,258	$ (1,936,126)
Interest as in-kind contribution		590		$ 590
Stock options expense		62,942		62,942
Net Loss			(84,793)	(84,793)
Ending Balance, Shares at Jan. 31, 2015	33,570,000
Ending Balance, Amount at Jan. 31, 2015	$ 336	1,988,790	(2,020,919)	(31,793)
Issuance of stock for promissory notes, Shares	24,749,100
Issuance of stock for promissory notes, Amount	$ 247	7,200		7,447
Interest as in-kind contribution		2,168		2,168
Stock options expense		283,126		283,126
Net Loss			(364,077)	(364,077)
Ending Balance, Shares at Dec. 31, 2015	58,319,100
Ending Balance, Amount at Dec. 31, 2015	$ 583	$ 2,281,284	$ (2,384,996)	$ (103,129)